Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2024

Shares		Value
COMMON STOCKS 95.3%
CONSUMER DISCRETIONARY 9.6%
	APPAREL 1.5%
71,700	Crocs, Inc.(1)	$10,382,877
	ENGINEERING & CONSTRUCTION 1.4%
24,400	TopBuild Corp.(1)	9,926,164
	ENTERTAINMENT 1.9%
102,272	Churchill Downs, Inc.	13,828,197
	HOME BUILDERS 1.2%
20,800	Cavco Industries, Inc.(1)	8,907,392
	RETAIL 3.6%
24,215	Group 1 Automotive, Inc.	9,275,314
41,600	Texas Roadhouse, Inc.	7,346,560
21,800	Wingstop, Inc.	9,070,544
		25,692,418
		68,737,048
CONSUMER STAPLES 4.3%
	FOOD 4.3%
68,800	J & J Snack Foods Corp.(2)	11,841,856
164,600	Post Holdings, Inc.(1)	19,052,450
		30,894,306
FINANCIALS 9.6%
	BANKS 1.7%
206,496	First Financial Bankshares, Inc.	7,642,417
38,900	Walker & Dunlop, Inc.	4,418,651
		12,061,068
	DIVERSIFIED FINANCIALS 1.3%
104,422	Stifel Financial Corp.	9,805,226
	INSURANCE 6.6%
60,000	Assured Guaranty Ltd.	4,771,200
44,400	Primerica, Inc.	11,772,660
131,900	RLI Corp.	20,441,862
110,193	Selective Insurance Group, Inc.	10,281,007
		47,266,729
		69,133,023
HEALTHCARE 6.5%
	HEALTHCARE PRODUCTS 0.3%
23,000	Merit Medical Systems, Inc.(1)	2,273,090
	HEALTHCARE SERVICES 6.2%
19,000	Chemed Corp.	11,418,430
151,700	Ensign Group, Inc.	21,817,494
22,100	Medpace Holdings, Inc.(1)	7,376,980
43,700	U.S. Physical Therapy, Inc.	3,698,331
		44,311,235
		46,584,325
INDUSTRIALS 45.3%
	BUILDING MATERIALS 6.0%
208,500	AAON, Inc.(2)	22,484,640
26,500	Lennox International, Inc.	16,013,685
64,000	Trex Co., Inc.(1)	4,261,120
		42,759,445
Shares		Value
COMMON STOCKS 95.3% (continued)
INDUSTRIALS 45.3% (continued)
	COMMERCIAL SERVICES 2.4%
48,500	FTI Consulting, Inc.(1)	$11,036,660
63,300	TriNet Group, Inc.	6,138,201
		17,174,861
	COMPUTERS 7.4%
45,000	CACI International, Inc. Class A(1)	22,705,200
541,065	ExlService Holdings, Inc.(1)	20,641,630
11,966	Maximus, Inc.	1,114,752
59,600	Science Applications International Corp.	8,300,492
		52,762,074
	DISTRIBUTION/WHOLESALE 1.9%
118,200	Rush Enterprises, Inc. Class A	6,244,506
51,100	SiteOne Landscape Supply, Inc.(1)(2)	7,711,501
		13,956,007
	ELECTRICAL EQUIPMENT 1.4%
37,000	Acuity Brands, Inc.	10,189,430
	ELECTRONICS 2.2%
93,000	Woodward, Inc.	15,950,430
	ENGINEERING & CONSTRUCTION 9.1%
71,700	Comfort Systems USA, Inc.	27,988,095
42,600	EMCOR Group, Inc.	18,340,578
162,600	Exponent, Inc.	18,744,528
		65,073,201
	HAND/MACHINE TOOLS 2.1%
24,300	Franklin Electric Co., Inc.	2,547,126
70,200	MSA Safety, Inc.	12,449,268
		14,996,394
	MACHINERY - DIVERSIFIED 4.8%
45,300	Applied Industrial Technologies, Inc.	10,107,789
27,800	Kadant, Inc.(2)	9,396,400
71,647	Watts Water Technologies, Inc. Class A	14,844,542
		34,348,731
	METAL FABRICATE/HARDWARE 2.2%
52,500	RBC Bearings, Inc.(1)(2)	15,717,450
	MISCELLANEOUS MANUFACTURERS 4.6%
19,400	Carlisle Cos., Inc.	8,725,150
13,200	Enpro, Inc.(2)	2,140,776
240,803	Federal Signal Corp.	22,505,448
		33,371,374
	TRANSPORTATION 0.9%
33,800	Landstar System, Inc.	6,383,806
	TRUCKING & LEASING 0.3%
16,800	GATX Corp.	2,225,160
		324,908,363
INFORMATION TECHNOLOGY 15.6%
	COMMERCIAL SERVICES 0.3%
33,800	Alarm.com Holdings, Inc.(1)	1,847,846
	COMPUTERS 2.6%
20,100	ASGN, Inc.(1)(2)	1,873,923
60,800	Crane NXT Co.(2)	3,410,880
See Supplementary Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)

Shares		Value
COMMON STOCKS 95.3% (continued)
INFORMATION TECHNOLOGY 15.6% (continued)
	COMPUTERS 2.6% (continued)
49,860	Insight Enterprises, Inc.(1)(2)	$10,739,345
21,700	Qualys, Inc.(1)	2,787,582
		18,811,730
	ELECTRICAL EQUIPMENT 0.1%
3,000	Littelfuse, Inc.(2)	795,750
	ELECTRONICS 2.9%
81,700	Badger Meter, Inc.	17,844,097
21,400	TD SYNNEX Corp.	2,569,712
		20,413,809
	INTERNET 1.9%
139,000	ePlus, Inc.(1)(2)	13,669,260
	MISCELLANEOUS MANUFACTURERS 2.3%
70,200	Fabrinet(1)	16,598,088
	SOFTWARE 5.5%
55,449	Appfolio, Inc. Class A(1)(2)	13,052,695
104,500	SPS Commerce, Inc.(1)	20,290,765
76,400	Workiva, Inc.(1)	6,044,768
		39,388,228
		111,524,711
MATERIALS 3.7%
	CHEMICALS 0.9%
32,500	Balchem Corp.	5,720,000
2,100	Quaker Chemical Corp.	353,829
		6,073,829
	IRON/STEEL 0.9%
41,000	Carpenter Technology Corp.	6,542,780
	PACKAGING & CONTAINERS 1.9%
28,200	AptarGroup, Inc.	4,517,358
172,600	Silgan Holdings, Inc.	9,061,500
		13,578,858
		26,195,467
UTILITIES 0.7%
	WATER 0.7%
59,900	American States Water Co.	4,989,071
TOTAL COMMON STOCKS (Cost $341,048,909)		682,966,314
SHORT-TERM INVESTMENTS 4.8%
	MONEY MARKET FUNDS 4.8%
34,130,529	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.94%(3)	34,130,529
TOTAL SHORT-TERM INVESTMENTS (Cost $34,130,529)		34,130,529
TOTAL INVESTMENTS IN SECURITIES 100.1% (Cost $375,179,438)		$717,096,843
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.1)%		(610,183)
NET ASSETS(4) 100.0%		$716,486,660

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2024, the market value of the securities on loan was $64,713,634.
(3)	Rate reflects 7 day yield as of September 30, 2024.
(4)
For federal income tax purposes, the aggregate cost was
$375,179,438, aggregate gross unrealized appreciation
was $342,843,737, aggregate gross unrealized
depreciation was $926,332 and the net unrealized
appreciation was $341,917,405.

See Supplementary Notes to Financial Statements.

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Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2024:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$682,966,314	$—	$—	$682,966,314
Short-Term Investments	34,130,529	—	—	34,130,529
Total Investments in Securities	$717,096,843	$—	$—	$717,096,843

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2024, there were no Level 3 investments.

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